Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Banks — 0.0%
Pathward Financial, Inc. .............. 711 $ 29,883
Biotechnology — 12.7%
Allogene Therapeutics, Inc.
(a)
........... 12,235 126,021
Arcus Biosciences, Inc.
(a)
.............. 6,800 173,264
Beam Therapeutics, Inc.
(a)
............. 8,713 383,895
Blueprint Medicines Corp.
(a)
............ 8,876 460,132
Coherus Biosciences, Inc.
(a)
............ 10,992 95,630
Editas Medicine, Inc.
(a)
............... 10,626 133,356
Exelixis , Inc.
(a)
..................... 48,263 800,201
Fate Therapeutics, Inc.
(a)(b)
............. 13,873 290,223
FibroGen , Inc.
(a)
.................... 13,143 213,968
Gilead Sciences, Inc. ................ 192,796 15,126,774
Intellia Therapeutics, Inc.
(a)
............ 10,456 551,868
Iovance Biotherapeutics , Inc.
(a)
.......... 21,467 200,502
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,465 216,057
Moderna , Inc.
(a)(b)
................... 52,731 7,927,051
Novavax , Inc.
(a)
.................... 11,969 266,550
Regeneron Pharmaceuticals, Inc.
(a)
....... 16,187 12,120,016
Twist Bioscience Corp.
(a)
.............. 7,821 256,763
Vir Biotechnology, Inc.
(a)
.............. 11,126 244,550
39,586,821
Capital Markets — 0.3%
Blucora , Inc.
(a)
..................... 1,221 26,899
Coinbase Global, Inc., Class A
(a)(b)
........ 4,045 267,981
Donnelley Financial Solutions, Inc.
(a)
...... 809 32,708
MarketAxess Holdings, Inc. ............ 1,003 244,772
Open Lending Corp., Class A
(a)
.......... 2,806 20,119
Tradeweb Markets, Inc., Class A ......... 2,926 161,164
Virtu Financial, Inc., Class A ............ 2,737 61,254
814,897
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 5,562 124,923
Calix, Inc.
(a)
....................... 6,499 478,586
Juniper Networks, Inc. ............... 36,562 1,118,797
1,722,306
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. .......... 1,235 44,596
Enova International, Inc.
(a)
............. 833 31,229
Green Dot Corp., Class A
(a)
............ 1,254 23,864
OneMain Holdings, Inc. ............... 3,325 128,212
SoFi Technologies, Inc.
(a)
.............. 17,734 96,473
Upstart Holdings, Inc.
(a)(b)
.............. 1,833 42,489
World Acceptance Corp.
(a)
............. 160 12,995
379,858
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc. ............. 53,323 392,457
Electrical Equipment — 0.5%
AMETEK, Inc. ..................... 11,918 1,545,288
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ..................... 8,737 403,911
FARO Technologies, Inc.
(a)
............. 927 27,078
430,989
Entertainment — 5.4%
(a)
Netflix, Inc. ....................... 22,696 6,624,509
Walt Disney Co. (The) ............... 94,349 10,051,942
16,676,451
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 2.1%
Digital Realty Trust, Inc. .............. 23,641 $ 2,370,010
Equinix , Inc. ...................... 7,538 4,269,825
6,639,835
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.
(a)
............... 18,521 4,564,871
Health Care Providers & Services — 0.0%
Invitae Corp.
(a)(b)
.................... 34,087 87,945
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 1,352 76,388
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ............... 121,922 11,522,848
Bumble, Inc., Class A ................ 4,132 104,953
fuboTV , Inc.
(b)
..................... 8,474 31,015
Meta Platforms, Inc., Class A ........... 73,200 6,819,312
Pinterest, Inc., Class A ............... 29,105 715,983
Snap, Inc., Class A, NVS .............. 57,497 569,795
Vimeo, Inc. ....................... 11,662 44,316
19,808,222
Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.
(a)
................. 114,140 11,692,501
ContextLogic , Inc., Class A
(a)(b)
.......... 41,124 32,200
Coupang , Inc., Class A
(a)(b)
............. 84,614 1,461,284
eBay, Inc. ........................ 46,346 1,846,425
Etsy, Inc.
(a)
....................... 10,498 985,867
MercadoLibre , Inc.
(a)
................. 3,705 3,340,502
19,358,779
IT Services — 15.1%
Affirm Holdings, Inc., Class A
(a)(b)
......... 5,218 104,725
Akamai Technologies, Inc.
(a)
............ 18,064 1,595,593
AvidXchange Holdings, Inc.
(a)
........... 3,388 30,831
Block, Inc., Class A
(a)
................ 13,886 834,132
Broadridge Financial Solutions, Inc. ...... 3,178 476,891
Concentrix Corp. ................... 3,589 438,683
Euronet Worldwide, Inc.
(a)
............. 1,329 111,649
Evo Payments, Inc., Class A
(a)
.......... 1,261 42,483
Fastly , Inc., Class A
(a)
................ 8,893 75,502
Fidelity National Information Services, Inc. .. 16,514 1,370,497
Fiserv, Inc.
(a)
...................... 16,538 1,699,114
FleetCor Technologies, Inc.
(a)
........... 1,991 370,565
Flywire Corp.
(a)
.................... 1,916 42,056
Global Payments, Inc. ............... 7,594 867,690
GoDaddy , Inc., Class A
(a)
.............. 13,379 1,075,672
International Business Machines Corp. .... 74,690 10,328,880
Jack Henry & Associates, Inc. .......... 1,963 390,755
Marqeta , Inc., Class A
(a)
.............. 10,190 80,297
Mastercard , Inc., Class A .............. 23,454 7,697,134
MongoDB, Inc., Class A
(a)(b)
............ 5,391 986,715
Okta , Inc., Class A
(a)
................. 16,584 930,694
Paya Holdings, Inc., Class A
(a)
.......... 2,450 19,698
Payoneer Global, Inc.
(a)(b)
.............. 5,438 42,145
PayPal Holdings, Inc.
(a)
............... 31,511 2,633,689
Repay Holdings Corp., Class A
(a)
........ 2,087 12,710
Shift4 Payments, Inc., Class A
(a)
......... 1,424 65,461
Snowflake, Inc., Class A
(a)(b)
............ 22,333 3,579,980
SS&C Technologies Holdings, Inc. ....... 6,062 311,708
Switch, Inc., Class A ................. 11,050 376,253
Toast, Inc., Class A
(a)
................ 5,758 127,194
Twilio , Inc., Class A
(a)
................ 14,117 1,049,881
Visa, Inc., Class A .................. 44,735 9,267,303

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
WEX, Inc.
(a)
....................... 1,188 $ 194,998
47,231,578
Life Sciences Tools & Services — 0.1%
Maravai LifeSciences Holdings, Inc., Class A
(a)
16,655 276,473
Machinery — 0.1%
3D Systems Corp.
(a)(b)
................ 6,504 57,430
Altra Industrial Motion Corp. ........... 3,361 202,131
Proto Labs, Inc.
(a)
................... 1,397 53,351
312,912
Professional Services — 1.0%
Alight, Inc., Class A
(a)
................ 6,143 50,925
Booz Allen Hamilton Holding Corp. ....... 14,853 1,616,749
CACI International, Inc., Class A
(a)
....... 2,643 803,551
Science Applications International Corp. ... 6,375 690,668
3,161,893
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.
(a)
......... 83,741 5,029,484
Analog Devices, Inc. ................. 26,874 3,832,770
CEVA, Inc.
(a)
...................... 1,157 32,003
Intel Corp. ....................... 212,113 6,030,372
Lattice Semiconductor Corp.
(a)
.......... 7,023 340,686
Microchip Technology, Inc. ............. 28,200 1,741,068
NVIDIA Corp. ..................... 74,600 10,068,762
QUALCOMM, Inc. .................. 58,045 6,829,575
Silicon Laboratories, Inc.
(a)
............. 1,862 213,981
Texas Instruments, Inc. ............... 47,799 7,677,953
41,796,654
Software — 27.8%
A10 Networks, Inc. .................. 7,538 126,638
ACI Worldwide, Inc.
(a)
................ 3,044 74,061
Adobe, Inc.
(a)
...................... 24,412 7,775,222
Alarm.com Holdings, Inc.
(a)
............ 5,422 319,030
Altair Engineering, Inc., Class A
(a)
........ 2,684 131,650
Alteryx , Inc., Class A
(a)
............... 4,759 231,906
ANSYS, Inc.
(a)
..................... 4,497 994,557
Appian Corp., Class A
(a)
.............. 3,327 162,424
Autodesk, Inc.
(a)
.................... 11,229 2,406,375
Bentley Systems, Inc., Class B .......... 10,074 355,411
Bill.com Holdings, Inc.
(a)
.............. 2,645 352,737
Black Knight, Inc.
(a)
.................. 4,106 248,290
Blackline, Inc.
(a)
.................... 1,450 81,200
Blend Labs, Inc., Class A
(a)(b)
........... 4,111 10,319
C3.ai, Inc., Class A
(a)(b)
............... 6,510 85,346
CCC Intelligent Solutions Holdings, Inc.
(a)
... 2,714 25,322
Clear Secure, Inc., Class A
(a)
........... 6,470 174,819
CommVault Systems, Inc.
(a)
............ 3,637 221,457
Confluent, Inc., Class A
(a)
............. 9,729 261,516
Crowdstrike Holdings, Inc., Class A
(a)
...... 23,643 3,811,252
DocuSign, Inc.
(a)
................... 22,519 1,087,668
Domo, Inc., Class B
(a)
................ 2,376 41,984
Dropbox, Inc., Class A
(a)
.............. 23,143 503,360
Duck Creek Technologies, Inc.
(a)
......... 2,033 24,274
Ebix , Inc. ........................ 625 12,369
Everbridge , Inc.
(a)
................... 4,348 136,223
Expensify, Inc., Class A
(a)
............. 810 10,603
Fair Isaac Corp.
(a)
................... 2,106 1,008,437
Fortinet, Inc.
(a)
..................... 76,599 4,378,399
Freshworks , Inc., Class A
(a)(b)
........... 8,092 109,970
Gitlab , Inc., Class A
(a)(b)
............... 2,670 129,388
Guidewire Software, Inc.
(a)
............. 2,295 136,346
HubSpot , Inc.
(a)
.................... 3,757 1,114,176
Informatica , Inc., Class A
(a)(b)
........... 9,094 176,060
Security
Shares
Shares Value
Software (continued)
Intapp , Inc.
(a)
...................... 1,049 $ 23,561
Intuit, Inc. ........................ 7,497 3,204,967
Matterport , Inc., Class A
(a)
............. 11,594 40,463
Microsoft Corp. .................... 51,719 12,005,531
MicroStrategy , Inc., Class A
(a)(b)
.......... 779 208,390
nCino , Inc.
(a)
...................... 1,722 54,209
Nutanix , Inc., Class A
(a)
............... 18,441 505,283
Oracle Corp. ...................... 126,625 9,885,614
Palo Alto Networks, Inc.
(a)
............. 33,498 5,747,922
Pegasystems , Inc. .................. 3,269 121,639
Progress Software Corp. .............. 3,592 183,300
PTC, Inc.
(a)
....................... 5,447 641,820
Q2 Holdings, Inc.
(a)
.................. 1,452 45,070
Qualys , Inc.
(a)(b)
.................... 3,983 567,816
Rapid7, Inc.
(a)(b)
.................... 6,486 293,621
Salesforce, Inc.
(a)
................... 75,524 12,279,447
SentinelOne , Inc., Class A
(a)
............ 20,879 476,876
ServiceNow , Inc.
(a)
.................. 16,569 6,971,241
Splunk , Inc.
(a)
..................... 12,229 1,016,352
Sprout Social, Inc., Class A
(a)
........... 3,715 224,126
Sumo Logic, Inc.
(a)
.................. 7,321 56,445
Tenable Holdings, Inc.
(a)
.............. 12,078 490,850
Teradata Corp.
(a)
................... 8,445 266,778
Varonis Systems, Inc.
(a)
............... 12,168 325,737
VMware, Inc., Class A ................ 25,485 2,867,827
Workiva , Inc., Class A
(a)(b)
............. 1,171 91,116
Zscaler , Inc.
(a)
..................... 9,480 1,460,868
Zuora , Inc., Class A
(a)
................ 9,661 74,293
86,849,951
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. ....................... 96,059 14,729,687
HP, Inc. ......................... 87,443 2,415,176
NetApp, Inc. ...................... 18,453 1,278,239
Pure Storage, Inc., Class A
(a)
........... 23,146 714,285
Western Digital Corp.
(a)
............... 25,375 872,139
20,009,526
Total Long-Term Investments — 99.9%
(Cost: $349,642,447) ............................. 311,753,977
Short-Term Securities
Money Market Funds — 5.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 16,252,008 16,248,758
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 358,956 358,956
Total Short-Term Securities — 5.3%
(Cost: $16,609,933) .............................. 16,607,714
Total Investments — 105.2%
(Cost: $366,252,380 ) ............................. 328,361,691
Liabilities in Excess of Other Assets — (5.2)% ............ (16,338,763)
Net Assets — 100.0% ..............................
$ 312,022,928
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,948,237 $ 302,552
(a)
$ — $ 404 $ (2,435) $ 16,248,758 16,252,008 $ 11,596
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 350,000 8,956
(a)
— — — 358,956 358,956 2,674 —
$ 404 $ (2,435) $ 16,607,714 $ 14,270 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 12/16/22 $ 229 $ (15,342)

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 311,753,977 $ — $ — $ 311,753,977
Short-Term Securities
Money Market Funds ...................................... 16,607,714 — — 16,607,714
$ 328,361,691 $ — $ — $ 328,361,691
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (15,342) $ — $ — $ (15,342)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares